Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and short-term investments	$ 3,057	$ 3,592	$ 4,867
Receivables - trade and other	10,285	8,494	5,611
Receivables - finance	7,668	8,298	8,301
Deferred and refundable income taxes	1,580	931	1,216
Prepaid expenses and other current assets	994	908	862
Inventories	14,544	9,587	6,360
Total current assets	38,128	31,810	27,217
Property, plant and equipment - net	14,395	12,539	12,386
Long-term receivables - trade and other	1,130	793	971
Long-term receivables - finance	11,948	11,264	12,279
Investments in unconsolidated affiliated companies	133	164	105
Noncurrent deferred and refundable income taxes	2,157	2,493	2,714
Intangible assets	4,368	805	465
Goodwill	7,080	2,614	2,269
Other assets	2,107	1,538	1,632
Total assets	81,446	64,020	60,038
Short-term borrowings:
Machinery and Power Systems	93	204	433
Financial Products	3,895	3,852	3,650
Accounts payable	8,161	5,856	2,993
Accrued expenses	3,386	2,880	2,641
Accrued wages, salaries and employee benefits	2,410	1,670	797
Customer advances	2,691	1,831	1,217
Dividends payable	298	281	262
Other current liabilities	1,967	1,521	1,281
Long-term debt due within one year:
Machinery and Power Systems	558	495	302
Financial Products	5,102	3,430	5,399
Total current liabilities	28,561	22,020	18,975
Long-term debt due after one year:
Machinery and Power Systems	8,415	4,505	5,652
Financial Products	16,529	15,932	16,195
Liability for postemployment benefits	10,956	7,584	7,420
Other liabilities	3,583	2,654	2,496
Total liabilities	68,044	52,695	50,738
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	473	461	477
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2011, 2010 and 2009 - 814,894,624) at paid-in amount	4,273	3,888	3,439
Treasury stock: (2011 - 167,361,280 shares; 2010 - 176,071,910 shares; and 2009 - 190,171,905 shares) at cost	(10,281)	(10,397)	(10,646)
Profit employed in the business	25,219	21,384	19,711
Accumulated other comprehensive income (loss)	(6,328)	(4,051)	(3,764)
Noncontrolling interests	46	40	83
Total stockholders' equity	12,929	10,864	8,823
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 81,446	$ 64,020	$ 60,038